Business Combination (Details) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 15, 2021	Jul. 15, 2019	Jun. 23, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 23, 2021
Business Combination (Details) [Line Items]
Shares of common stock (in Shares)	10,000,000	13,553,233
Cash paid		$ 1,999,770
Net income (loss)				$ 4,945,229	$ 302,485
Acquired assets	$ 1,000,000				$ 4,506
Cryocann [Member]
Business Combination (Details) [Line Items]
Shares of common stock (in Shares)			10,000,000
Acquired assets			$ 3,500,000,000,000
Promissory note issued	$ 1,252,316
Purchase amount						$ 2,500,000
CMI Transaction [Member]
Business Combination (Details) [Line Items]
Number of common stock issued (in Shares)		13,553,233